Stock-Based Compensation (Details) - Schedule of stock warrants - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Schedule of stock warrants [Abstract]
Restricted Shares, beginning balance	72,313	64,289
Restricted Stock Units, beginning balance	534,302	763,020
Total, beginning balance	606,615	827,309
Weighted Average Grant Date Fair Value, beginning balance (in Dollars per share)	$ 6.56	$ 6.77
Restricted Shares, ending balance	64,289	32,394
Restricted Stock Units, ending balance	763,020	683,767
Total, begining, ending balance	827,309	716,161
Weighted Average Grant Date Fair Value, ending balance (in Dollars per share)	$ 6.77	$ 5.47
Restricted Shares, granted
Restricted Stock Units, granted	429,974	447,642
Total, granted	429,974	447,642
Weighted Average Grant Date Fair Value, granted (in Dollars per share)	$ 4.88	$ 4.05
Restricted Shares, vested	(8,024)	(30,559)
Restricted Stock Units, vested	(157,350)	(427,711)
Total, vested	(165,374)	(458,270)
Weighted Average Grant Date Fair Value, vested (in Dollars per share)	$ 5.08	$ 5.55
Restricted Shares, Forfeited		(1,336)
Restricted Stock Units, Forfeited	(43,906)	(99,184)
Total, Forfeited	(43,906)	(100,520)
Weighted Average Grant Date Fair Value, Forfeited (in Dollars per share)	$ 6.83	$ 4.51